Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Schedule of Actuarial Information
Actuarial information regarding these plans is as follows:

	2025
	National Service-Related Pension Plan (NSRPP)	Other Post-Retirement Benefits (OPRB)	Superannuation	Austria Plans	Total
Change in benefit obligation:
Benefit obligation – January 1, 2025	$(23,352)	$(474)	$(1,614)	$(2,090)	(27,530)
Service cost	—	—	(65)	(88)	(153)
Interest cost	(1,236)	(20)	(90)	(64)	(1,410)
Actuarial (loss) gain	(144)	7	(97)	(20)	(254)
Benefits paid	1,376	—	582	130	2,088
Plan participants’ contributions	—	—	(16)	—	(16)
Foreign currency translation gain	—	—	(136)	(286)	(422)
Benefit obligation – end of year	$(23,356)	$(487)	$(1,436)	$(2,418)	$(27,697)

Change in plan assets:
Fair value of plan assets – January 1, 2025	$24,399	$—	$1,663	$1,107	$27,169
Actual return on plan assets	1,666	—	29	5	1,700
Employer contributions	—	—	24	123	147
Benefits paid	(1,376)	—	(562)	(94)	(2,032)
Plan participants’ contributions	—	—	16	—	16
Foreign currency translation loss	—	—	112	149	261
Fair value of plan assets – end of year	24,689	—	1,282	1,290	27,261
Funded status	$1,333	$(487)	$(154)	$(1,128)	$(436)

Amounts recognized on the consolidated balance sheet as of December 31, 2025:
Pension and post-retirement asset (liability)	$1,333	$(487)	$(154)	$(1,128)	$(436)
Accumulated other comprehensive (income) loss	(1,205)	(73)	273	23	(982)
Amounts in accumulated other comprehensive (income) loss consist of:
Net (gain) loss	$(1,205)	$(73)	$273	$23	$(982)

Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss:
Net (gain) loss	$(362)	$(7)	$200	$(4)	$(173)
Amortization of net gain	187	7	—	4	198
Amount recognized due to special event	—	—	(37)	—	(37)
Foreign currency translation loss	—	—	4	—	4
Effect of tax	45	—	(49)	—	(4)
Total recognized in other comprehensive (income) loss	$(130)	$—	$118	$—	$(12)

Information for plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	N/A	$487	$1,436	$2,418	$4,341
Accumulated benefit obligation	N/A	$487	$1,349	$2,155	$3,991
Fair value of plan assets	N/A	$—	$1,282	$1,290	$2,572

	2024
	National Service-Related Pension Plan (NSRPP)	Other Post-Retirement Benefits (OPRB)	Superannuation	Austria Plans	Total
Change in benefit obligation:
Benefit obligation – January 1, 2024	$(27,138)	$(503)	$(1,559)	$(2,509)	$(31,709)
Service cost	—	—	(44)	(74)	(118)
Interest cost	(1,262)	(20)	(74)	(70)	(1,426)
Actuarial gain (loss)	1,610	16	(109)	274	1,791
Benefits paid	1,344	—	45	131	1,520
Plan participants’ contributions	—	—	(16)	—	(16)
Foreign currency translation loss	—	—	143	158	301
Effect of settlement	2,094	33	—	—	2,127
Benefit obligation – end of year	$(23,352)	$(474)	$(1,614)	$(2,090)	$(27,530)

Change in plan assets:
Fair value of plan assets – January 1, 2024	$27,365	$—	$1,633	$1,314	$30,312
Actual return on plan assets	472	—	539	39	1,050
Employer contributions	—	33	—	134	167
Benefits paid	(1,344)	—	(116)	(41)	(1,501)
Effect of settlement	(2,094)	(33)	—	—	(2,127)
Plan participants’ contributions	—	—	43	—	43
Foreign currency translation loss	—	—	(436)	(66)	(502)
Others	—	—	—	(273)	(273)
Fair value of plan assets – end of year	24,399	—	1,663	1,107	27,169
Funded status	$1,047	$(474)	$49	$(983)	$(361)

Amounts recognized on the consolidated balance sheet as of December 31, 2024:
Pension and post-retirement asset (liability)	$1,047	$(474)	$49	$(983)	$(361)
Accumulated other comprehensive (income) loss	(1,030)	(74)	96	(307)	$(1,315)
Amounts in accumulated other comprehensive (income) loss consist of:
Net (gain) loss	$(1,030)	$(74)	$96	$(307)	$(1,315)

Other changes in plan assets and benefit obligations recognized in other comprehensive loss (income):
Net (gain) loss	$(700)	$(16)	$13	$99	$(604)
Amortization of net loss (gain)	60	5	—	(21)	44
Amount recognized due to special event	44	5	—	—	49
Foreign currency translation gain	—	—	(4)	—	(4)
Total recognized in other comprehensive (income) loss	$(596)	$(6)	$9	$78	$(515)

Information for plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	N/A	$474	$1,614	$2,090	$4,178
Accumulated benefit obligation	N/A	$474	$1,482	$1,833	$3,789
Fair value of plan assets	N/A	$—	$1,663	$1,107	$2,770

Schedule of Net Periodic Benefit Cost
The components of net period benefit cost for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31, 2025
	Americold Retirement Income Plan (ARIP)	National Service-Related Pension Plan (NSRPP)	Other Post-Retirement Benefits (OPRB)	Superannuation	Austria Plans	Total
Components of net periodic benefit cost:	(In thousands)
Service cost	$—	$—	$—	$65	$88	$153
Interest cost	—	1,236	20	90	64	1,410
Expected return on plan assets	—	(1,158)	—	(131)	—	(1,289)
Amortization of net gain	—	(187)	(7)	—	(4)	(198)
Effect of settlement	—	—	—	37	—	37
Net pension benefit (income) cost	$—	$(109)	$13	$61	$148	$113

	December 31, 2024
	Americold Retirement Income Plan (ARIP)	National Service-Related Pension Plan (NSRPP)	Other Post-Retirement Benefits (OPRB)	Superannuation	Austria Plans	Total
Components of net periodic benefit cost:	(In thousands)
Service cost	$—	$—	$—	$44	$74	118
Interest cost	—	1,262	20	74	70	1,426
Expected return on plan assets	—	(1,214)	—	(117)	—	(1,331)
Amortization of net (gain) loss	—	(60)	(5)	—	21	(44)
Effect of settlement	—	(44)	(5)	—	—	(49)
Net pension benefit (income) cost	$—	$(56)	$10	$1	$165	$120

	December 31, 2023
	Americold Retirement Income Plan (ARIP)	National Service-Related Pension Plan (NSRPP)	Other Post-Retirement Benefits (OPRB)	Superannuation	Austria Plans	Total
Components of net periodic benefit cost:	(In thousands)
Service cost	$—	$—	$—	$48	$102	150
Interest cost	1,603	1,322	21	64	84	3,094
Expected return on plan assets	(1,120)	(1,285)	—	(69)	—	(2,474)
Amortization of net loss (gain)	646	(77)	(2)	—	14	581
Effect of settlement	2,152	—	—	—	—	2,152
Net pension benefit cost (income)	$3,281	$(40)	$19	$43	$200	$3,503

Schedule of Weighted Average Assumptions Used To Determine Benefit Obligations and Net Period Benefit Costs
The weighted average assumptions used to determine benefit obligations and net period benefit costs for the years ended December 31, 2025, 2024 and 2023 are as follows:

	December 31, 2025
	ARIP	NSRPP	OPRB	Superannuation	Austria Plans
Weighted-average assumptions used to determine obligations (balance sheet):
Discount rate	N/A	5.35%	4.40%	5.40%	3.81%
Rate of compensation increase	N/A	N/A	N/A	3.50%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost (statement of operations):
Discount rate	N/A	5.48%	4.95%	5.30%	3.12%
Expected return on plan assets	N/A	5.50%	N/A	7.50%	N/A
Rate of compensation increase	N/A	N/A	N/A	3.00%	N/A

	December 31, 2024
	ARIP	NSRPP	OPRB	Superannuation	Austria Plans
Weighted-average assumptions used to determine obligations (balance sheet):
Discount rate	N/A	5.48%	4.95%	5.30%	3.12%
Rate of compensation increase	N/A	N/A	N/A	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost (statement of operations):
Discount rate	N/A	4.82%	4.57%	5.25%	3.41%
Expected return on plan assets	N/A	5.50%	N/A	7.50%	N/A
Rate of compensation increase	N/A	N/A	N/A	3.00%	N/A

	December 31, 2023
	ARIP	NSRPP	OPRB	Superannuation	Austria Plans
Weighted-average assumptions used to determine obligations (balance sheet):
Discount rate	N/A	4.90%	4.57%	5.25%	3.41%
Rate of compensation increase	N/A	N/A	N/A	3.00%	3.00%
Weighted-average assumptions used to determine net periodic benefit cost (statement of operations):
Discount rate	N/A	5.11%	4.81%	5.40%	3.78%
Expected return on plan assets	N/A	5.50%	N/A	5.00%	N/A
Rate of compensation increase	N/A	N/A	N/A	2.50%	N/A

Schedule of Pension Plan Assets By Category
The fair values of the Company’s pension plan assets by category, are as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets	(In thousands)
U.S. equities:
Large cap	$—	$—	$—	$—
Fixed-income securities:
Money markets	—	455	—	455
U.S. bonds(1)	24,234	—	—	24,234
Common/collective trusts	—	1,282	—	1,282
Other	—	—	1,290	1,290
Total assets	$24,234	$1,737	$1,290	$27,261

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets	(In thousands)
U.S. equities:
Large cap	$—	$1,800	$—	$1,800
Fixed-income securities:
Money markets	—	124	—	124
U.S. bonds(1)	22,052	—	—	22,052
Real estate(2)	—	423	—	423
Common/collective trusts	—	1,663	—	1,663
Other	—	—	1,107	1,107
Total assets	$22,052	$4,010	$1,107	$27,169
(1)Includes publicly traded funds which primarily hold debt and fixed-income securities.
(2)Includes funds in a separate account held by a regulated investment company that invest primarily in commercial real estate and includes mortgage loans which are backed by the associated properties. The Company can call the investment in these assets with no restrictions.

Schedule of Estimated Future Benefit Payments
The following benefit payments, which reflect expected future services, as appropriate, are expected to be paid for all plans as of December 31, 2025:

Years Ending December 31:	(In thousands)
2026	$2,478
2027	2,087
2028	1,956
2029	2,069
2030	2,344
Thereafter	12,962
Total	$23,896

Schedule of Multi-employer Plans	The table below presents the amounts charged to expense within the Consolidated Statements of Operations for the Company’s contributions to the multi-employer plans for the years ended December 31, 2025, 2024 and 2023.

Pension Fund	EIN	Zone Status	Americold Contributions
			2025	2024	2023
			(In thousands)
Central Pension Fund of the International Union of Operating Engineers and Participating Employers(1)	36-6052390	Green	$78	$64	$7
Central States SE & SW Areas Health and Welfare Pension Plans(2)	36-6044243	Red	—	—	3
New England Teamsters & Trucking Industry Pension Plan(3)	04-6372430	Red	—	—	592
Alternative New England Teamsters & Trucking Industry Pension Plan	04-6372430	Red	183	230	288
I.U.O.E Stationary Engineers Local 39 Pension Fund(2)	94-6118939	Green	101	114	138
Western Conference of Teamsters Pension Fund(2)(3)	91-6145047	Green	2,882	2,813	2,866
Minneapolis Food Distributing Industry Pension Plan(2)	41-6047047	Green	128	154	175
WWEC Local 863 Pension Fund	26-3541447	Yellow	40	38	3,127
Total Contributions			$3,412	$3,413	$7,196
(1)The status information is for the plan’s year end at January 31, 2025 and 2024.
(2)The status information is for the plans’ year end at December 31, 2025 and 2024.
(3)The status information is for the plan’s year end at September 30, 2025 and 2024. The Company withdrew from the multi-employer plan on October 31, 2017. The related liability of $6.2 million as of December 31, 2025 is reflected in “Other liabilities” on the accompanying Consolidated Balance Sheets and will be repaid over the next 22 years.